Advances for Vessels and Drilling Units under Construction and Acquisitions (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Balance at beginning of year	$ 623,984
Balance at end of year	0	$ 623,984
Advances for vessels under construction and acquisitions
Balance at beginning of year	623,984	679,008
Advances for drilling units under construction and related costs	465,650	691,755
Cancellation of vessel acquisitions	0	(15,240)
Drilling units delivered	(728,393)	(731,539)
Deconsolidation of Ocean Rig	(361,241)	0
Balance at end of year	$ 0	$ 623,984